Shareholder Report, Holdings (Details)	May 31, 2026
C000123053 | Y2573F102 | Flex Ltd.
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000123053 | 64110D104 | NetApp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000123053 | 278642103 | eBay, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000123053 | N6596X109 | NXP Semiconductors N.V.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000123053 | G51502105 | Johnson Controls International plc
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000123053 | 30212P303 | Expedia Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000123053 | 629377508 | NRG Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000123053 | 219948106 | Corpay, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000123053 | 46266C105 | IQVIA Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000123053 | 315616102 | F5, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000123053 | FinancialsN00985106
Holdings [Line Items]
Percent of Total Investments	99.90%
C000123053 | Cash & Equivalent825252406
Holdings [Line Items]
Percent of Total Investments	0.10%
C000123053 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000123053 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000123053 | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000123053 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000123053 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000123053 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000123053 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000123053 | Technology
Holdings [Line Items]
Percent of Net Asset Value	44.30%
C000138389 | Y2573F102 | Flex Ltd.
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000138389 | 64110D104 | NetApp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000138389 | 278642103 | eBay, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000138389 | N6596X109 | NXP Semiconductors N.V.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000138389 | G51502105 | Johnson Controls International plc
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000138389 | 30212P303 | Expedia Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000138389 | 629377508 | NRG Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000138389 | 219948106 | Corpay, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000138389 | 46266C105 | IQVIA Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000138389 | 315616102 | F5, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000138389 | FinancialsN00985106
Holdings [Line Items]
Percent of Total Investments	99.90%
C000138389 | Cash & Equivalent825252406
Holdings [Line Items]
Percent of Total Investments	0.10%
C000138389 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000138389 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000138389 | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000138389 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000138389 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000138389 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000138389 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000138389 | Technology
Holdings [Line Items]
Percent of Net Asset Value	44.30%
C000236986 | Y2573F102 | Flex Ltd.
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000236986 | 64110D104 | NetApp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000236986 | 278642103 | eBay, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000236986 | N6596X109 | NXP Semiconductors N.V.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000236986 | G51502105 | Johnson Controls International plc
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000236986 | 30212P303 | Expedia Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000236986 | 629377508 | NRG Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000236986 | 219948106 | Corpay, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000236986 | 46266C105 | IQVIA Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000236986 | 315616102 | F5, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000236986 | FinancialsN00985106
Holdings [Line Items]
Percent of Total Investments	99.90%
C000236986 | Cash & Equivalent825252406
Holdings [Line Items]
Percent of Total Investments	0.10%
C000236986 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000236986 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000236986 | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000236986 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000236986 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000236986 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000236986 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000236986 | Technology
Holdings [Line Items]
Percent of Net Asset Value	44.30%
C000236985 | Y2573F102 | Flex Ltd.
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000236985 | 64110D104 | NetApp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000236985 | 278642103 | eBay, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000236985 | N6596X109 | NXP Semiconductors N.V.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000236985 | G51502105 | Johnson Controls International plc
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000236985 | 30212P303 | Expedia Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000236985 | 629377508 | NRG Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000236985 | 219948106 | Corpay, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000236985 | 46266C105 | IQVIA Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000236985 | 315616102 | F5, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000236985 | FinancialsN00985106
Holdings [Line Items]
Percent of Total Investments	99.90%
C000236985 | Cash & Equivalent825252406
Holdings [Line Items]
Percent of Total Investments	0.10%
C000236985 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000236985 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000236985 | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000236985 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000236985 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000236985 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000236985 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000236985 | Technology
Holdings [Line Items]
Percent of Net Asset Value	44.30%
C000218236 | G51502105 | Johnson Controls International plc
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000218236 | 4942818 | Samsung Electronics Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000218236 | 6635677 | Renesas Electronics Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000218236 | BW9P816 | CK Hutchison Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000218236 | 4572709 | Bollore SE
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000218236 | B1VP0K0 | Rexel S.A.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000218236 | BF03BV1 | Ayvens S.A.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000218236 | BJXSCH4 | Evolution AB
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000218236 | B4R2R50 | Julius Baer Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000218236 | N00985106 | AerCap Holdings N.V.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000218236 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000218236 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000218236 | Finland
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000218236 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000218236 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000218236 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000218236 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000218236 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000218236 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000218236 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000218236 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000218236 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000218236 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000218236 | Japan
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000218236 | France
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000218236 | FinancialsN00985106
Holdings [Line Items]
Percent of Total Investments	99.20%
C000218236 | Cash & Equivalent825252406
Holdings [Line Items]
Percent of Total Investments	0.80%
C000218236 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000218236 | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000218236 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000218236 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000218236 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000218236 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000218236 | Technology
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000218236 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000218236 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000218237 | G51502105 | Johnson Controls International plc
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000218237 | 4942818 | Samsung Electronics Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000218237 | 6635677 | Renesas Electronics Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000218237 | BW9P816 | CK Hutchison Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000218237 | 4572709 | Bollore SE
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000218237 | B1VP0K0 | Rexel S.A.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000218237 | BF03BV1 | Ayvens S.A.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000218237 | BJXSCH4 | Evolution AB
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000218237 | B4R2R50 | Julius Baer Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000218237 | N00985106 | AerCap Holdings N.V.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000218237 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000218237 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000218237 | Finland
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000218237 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000218237 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000218237 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000218237 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000218237 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000218237 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000218237 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000218237 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000218237 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000218237 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000218237 | Japan
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000218237 | France
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000218237 | FinancialsN00985106
Holdings [Line Items]
Percent of Total Investments	99.20%
C000218237 | Cash & Equivalent825252406
Holdings [Line Items]
Percent of Total Investments	0.80%
C000218237 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000218237 | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000218237 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000218237 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000218237 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000218237 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000218237 | Technology
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000218237 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000218237 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000216823 | 31846V336 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000216823 | 09789C788 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	77.10%
C000256096 | 31846V336 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000256096 | 09789C788 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	77.10%
C000238715 | 81369Y803 | State Street Technology Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000238715 | 46090E103 | Invesco QQQ Trust Series 1
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000238715 | 46138E370 | Invesco S&P 500 High Beta ETF
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000238715 | 92189H607 | VanEck Oil Services ETF
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000238715 | 46432F388 | iShares MSCI USA Value Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000238715 | 922908611 | Vanguard Small-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000238715 | 45409B107 | NYLI Hedge Multi-Strategy Tracker ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000238715 | 46435G102 | iShares Convertible Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000238715 | 003261104 | abrdn Bloomberg All Commodity Strategy K-1 Free ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000238715 | 47103U845 | Janus Henderson AAA CLO ETF
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000238715 | Commodity003261104
Holdings [Line Items]
Percent of Total Investments	100.00%
C000238715 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000238715 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000238715 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000238715 | Equity
Holdings [Line Items]
Percent of Net Asset Value	68.80%
C000267451 | 46138G649 | Equity
Holdings [Line Items]
Percent of Net Asset Value	65.90%